Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other non-current assets are comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
Deferred mobilization and contract preparation costs (1)	39.5	42.6
Deferred tax asset	18.6	19.3
Deferred demobilization revenue (2)	1.5	1.5
Deferred financing fee	1.2	1.7
Prepayments	0.9	0.3
Right-of-use lease asset, non-current (3)	0.8	1.1
Liquidated damages (4)	—	0.8
Total	62.5	67.3
(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Idun", "Saga", "Arabia III", "Hild", "Vali", and "Arabia I" (see Note 5 - Contracts with Customers).
(2) Non-current deferred demobilization revenue relates to demobilization revenue for two of our jack-up rigs, which will be billed upon contract completion.
(3) The right-of-use lease asset pertains to our office leases (see Note 15 - Leases).
(4) Relates to the non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts, as at December 31, 2023, which is amortized over the firm contract terms and recognized as reduction of "Dayrate revenue" in the Consolidated Statements of Operations.